UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04316

MIDAS SERIES TRUST
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Midas Series Trust
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.  Schedule of Investments

	MIDAS FUND
	SCHEDULE OF PORTFOLIO INVESTMENTS
	March 31, 2016
	(Unaudited)

Common Stocks (103.33%)
Shares		Value
	Major Precious Metals Producers (47.80%)
35,000	Agnico Eagle Mines Limited	$1,265,600
55,000	AngloGold Ashanti Ltd. ADR (a) (b)	752,950
45,000	Compania de Minas Buenaventura S.A.A. (b)	331,200
55,000	Goldcorp Inc. (a)	892,650
45,000	Newmont Mining Corporation (a)	1,196,100
15,000	Randgold Resources Limited ADR (a)	1,362,150
27,500	Rio Tinto plc ADR (a)	777,425
115,000	Yamana Gold Inc.	349,600
		6,927,675

	Intermediate Precious Metals Producers (27.56%)
200,000	B2Gold Corp. (b)	332,000
85,000	Detour Gold Corp. (a) (b)	1,343,886
225,000	Eldorado Gold Corp. Ltd. (a) (b)	711,000
125,000	New Gold Inc. (b)	466,250
241,000	OceanaGold Corporation	665,175
1,145,001	Resolute Mining Ltd. (a) (b)	475,627
		3,993,938

	Junior Precious Metals Producers (8.21%)
225,000	Alamos Gold Inc. (a)	1,190,250

	Exploration and Project Development Companies (5.87%)
188,495	Ivanhoe Mines Ltd. Class A (b) (c)	120,957
500,000	Northern Dynasty Minerals Ltd. (a) (b)	160,000
1,500,000	Platinum Group Metals Ltd. (b)	570,000
		850,957

	Other Natural Resources Companies (13.89%)
43,970	AuRico Metals Inc. (b)	25,496
19,000	BHP Billiton Limited (a)	492,100
2,800	Compass Minerals International, Inc.	198,408
10,000	Franco-Nevada Corp.	613,800
8,000	Minerals Technologies Inc.	454,800
17,500	Osisko Gold Royalties Ltd.	187,657
7,600	South32 Limited (b)	41,648
		2,013,909

Total common stocks (Cost $34,279,465)		14,976,729

Money Market Fund (0%)
169	SSgA Money Market Fund, 7 day annualized yield 0.18% (Cost $169)	169

Total investments (Cost $34,279,634) (103.33%)		14,976,898

Liabilities in excess of other assets (-3.33%)		(482,656)

Net assets (100.00%)		$14,494,242

(a) All or a portion of these securities, have been segregated as collateral and held as collateral in a segregated account pursuant to the Committed Facility Agreement. As of March 31, 2016, the value of securities pledged as collateral was $9,038,138 and there were no securities on loan under the lending agreement.

(b) Non-income producing.
(c) Illiquid and/or restricted security that has been fair valued.

ADR means "American Depositary Receipt."

	MIDAS MAGIC
	SCHEDULE OF PORTFOLIO INVESTMENTS
	March 31, 2016
	(Unaudited)

Common Stocks (122.39%)
Shares		Value
	Cigarettes (3.05%)
4,000	Philip Morris International, Inc. (a)	$392,440

	Computer Communications Equipment (4.43%)
20,000	Cisco Systems, Inc. (a)	569,400

	Computer and Computer Software Stores (1.91%)
7,750	GameStop Corp.	245,908

	Computer & Office Equipment (2.36%)
2,000	International Business Machines Corporation (a)	302,900

	Electronic Computers (2.03%)
2,400	Apple Inc.	261,576

	Fire, Marine & Casualty Insurance (13.65%)
10,000	Berkshire Hathaway, Inc. Class B (a) (b)	1,418,800
6,000	W.R. Berkley Corporation	337,200
		1,756,000

	Industrial Trucks, Tractors, Trailers, and Stackers (1.70%)
4,000	PACCAR Inc.	218,760

	Information Retrieval Services (10.68%)
1,800	Alphabet Inc. Class A (a) (b)	1,373,220

	Investment Advice (3.62%)
1,800	Ameriprise Financial, Inc.	169,218
350	Diamond Hill Investment Group, Inc. (b)	62,076
6,000	Franklin Resources, Inc. (a)	234,300
		465,594

	Leather & Leather Products (2.95%)
6,650	Michael Kors Holdings Limited (b)	378,784

	Miscellaneous Homefurnishings Stores (1.93%)
5,000	Bed Bath & Beyond Inc. (b)	248,200

	Motor Vehicles & Passenger Car Bodies (5.97%)
10,000	Daimler AG	768,300

	National Commercial Banks (9.16%)
15,000	JPMorgan Chase & Co. (a)	888,300
6,000	Wells Fargo & Company (a)	290,160
		1,178,460

	Other Chemical Products (2.67%)
3,000	Praxair Inc.	343,350

	Petroleum Refining (1.95%)
3,000	Exxon Mobil Corp. (a)	250,770

	Pharmaceutical Preparations (10.19%)
11,000	Johnson & Johnson (a)	1,190,200
3,000	Sanofi ADR (b)	120,480
		1,310,680

	Printed Circuit Boards (1.47%)
16,875	Kimball Electronics, Inc. (b)	188,494

	Railroad Equipment (2.64%)
12,300	The Greenbrier Companies, Inc.	339,972

	Real Estate (0.88%)
10,000	NorthStar Asset Management Group Inc.	113,500

	Real Estate Investment Trusts (2.26%)
8,000	Tanger Factory Outlet Centers, Inc. (a)	291,120

	Retail - Drug Stores and Proprietary Stores (2.14%)
4,000	Express Scripts Holding Company (a) (b)	274,760

	Retail - Family Clothing Stores (1.77%)
7,750	The GAP, Inc. (a)	227,850

	Retail - Miscellaneous Shopping Goods Stores (2.29%)
8,200	Hibbett Sports, Inc. (b)	294,380

	Services - Advertising Agencies (2.31%)
3,575	Omnicom Group Inc.	297,547

	Services - Business Services (11.02%)
15,000	MasterCard Incorporated	1,417,500

	Services-Educational Services (1.02%)
2,500	Capella Education Company	131,600

	Services - Medical Laboratories (2.55%)
2,800	Laboratory Corporation of America Holdings (a) (b)	327,964

	Sporting Goods Stores (2.73%)
7,500	Dick's Sporting Goods, Inc.	350,625

	Telecommunication Carriers (1.25%)
10,000	Inteliquent, Inc.	160,500

	Textile Goods (2.47%)
39,400	Iconix Brand Group, Inc. (b)	317,170

	Transportation Equipment (3.06%)
4,000	Polaris Industries Inc.	393,920

	Wholesale - Drugs Proprietaries & Druggists' Sundries (1.87%)
1,530	McKesson Corporation	240,592

	Wholesale - Electronic Parts & Equipment (2.41%)
7,000	Avnet, Inc. (a)	310,100

Total common stocks (Cost $11,111,528)		15,741,936

Money Market Fund (0.0%)
282	SSgA Money Market Fund, 7 day annualized yield 0.18% (Cost $282)	282

Total investments (Cost $11,111,810) (122.39%)		15,742,218

Liabilities in excess of other assets (-22.39%)		(2,879,470)

Net assets (100.00%)		$12,862,748

(a) All or a portion of these securities, have been segregated as collateral and held as collateral in a segregated account pursuant to the Committed Facility Agreement. As of March 31, 2016, the value of securities pledged as collateral was $8,342,284 and there were no securities on loan under the lending agreement.

(b) Non-income producing.

ADR means "American Depositary Receipt."

	MIDAS PERPETUAL PORTFOLIO
	SCHEDULE OF PORTFOLIO INVESTMENTS
	March 31, 2016
	(Unaudited)

Shares		Value
Gold (30.67%)
11,600	SPDR Gold Trust (a) (b) (Cost $1,226,058)	$1,364,160

Silver (8.13%)
24,643	iShares Silver Trust (a) (b) (Cost $302,396)	361,759

Swiss Franc Assets (10.04%)
400,000	Switzerland Government 3.00% Notes, due 1/8/18 (c) (Cost $454,739)	446,662

Hard Asset Securities (19.97%)
Agricultural Chemicals (4.99%)
2,678	Syngenta AG ADR(a)	221,792

Metal Mining (2.48%)
1,800	BHP Billiton Limited (a)	46,620
2,249	Rio Tinto plc ADR	63,579
		110,199

Mining & Quarrying of Nonmetallic Minerals (3.00%)
1,100	Compass Minerals International, Inc.	77,946
2,694	Sociedad Quimica Y Minera De Chile S.A. (b)	55,361
		133,307

Natural Gas Transmission (2.16%)
2,000	Spectra Energy Partners, LP	96,240

Other Natural Resources Companies (0.09%)
720	South32 Limited (b)	3,946

Petroleum Refining (1.88%)
1,000	Exxon Mobil Corp.	83,590

Real Estate Investment Trusts (1.63%)
2,000	Tanger Factory Outlet Centers, Inc.	72,780

Steel Works, Blast Furnaces & Rolling Mills (3.74%)
3,519	Nucor Corp. (a)	166,449

Total hard asset securities (Cost $1,135,672)		888,303

Large Capitalization Growth Stocks (17.47%)
Cable & Other Pay Television Services (4.64%)
7,400	Twenty-First Century Fox, Inc. Class A	206,312

Cigarettes (2.21%)
1,000	Philip Morris International, Inc.	98,110

Finance Services (1.38%)
1,000	American Express Company (a)	61,400

Motor Vehicles & Passenger Car Bodies (3.26%)
5,000	Volkswagen AG ADR (b)	144,900

Pharmaceutical Preparations (0.90%)
1,000	Sanofi ADR	40,160

Retail - Variety Stores (5.08%)
3,300	Wal-Mart Stores, Inc. (a)	226,017

Total large capitalization growth stocks (Cost $915,995)		776,899

Money Market Fund (13.51%)
600,811	SSgA Money Market Fund, 7 day annualized yield 0.18% (Cost $600,811)	600,811

Total investments (Cost $4,635,671) (99.79%)		4,438,594

Other assets in excess of liabilities (0.21%)		9,103

Net assets (100.00%)		$4,447,697

(a) All or a portion of these securities, have been segregated as collateral and held as collateral in a segregated account pursuant to the Committed Facility Agreement. As of March 31, 2016, the value of securities pledged as collateral was $2,260,037 and there were no securities on loan under the lending agreement.

(b) Non-income producing.
(c) Principal amount denominated in Swiss francs.

ADR means "American Depositary Receipt."

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected close of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security's value than an earlier price from the primary market or exchange. Accordingly, the Funds may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Gold and silver bullion are valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by Midas Management Corporation, the Investment Manager under the direction of or pursuant to procedures approved by the Funds' Board of Trustees. Due to the inherent uncertainty of valuation, such fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy, within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Bonds – The fair value of bonds is estimated using various techniques, which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most bonds may be categorized in level 2 of the fair value hierarchy, in instances where lower relative consideration is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Trust's Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2016 in valuing each Fund's assets. Refer to each Fund's Schedule of Portfolio Investments for detailed information on specific investments

MIDAS FUND	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$ 14,855,772	$ 120,957	$ -	$ 14,976,729
Money market fund	169	-	-	169
Total investments, at value	$ 14,855,941	$ 120,957	$ -	$ 14,976,898

MIDAS MAGIC	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$ 15,741,936	$ -	$ -	$ 15,741,936
Money market fund	282	-	-	282
Total investments, at value	$ 15,742,218	$ -	$ -	$ 15,742,218

MIDAS PERPETUAL PORTFOLIO	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Gold	$ 1,364,160	$ -	$ -	$ 1,364,160
Silver	361,759	-	-	361,759
Swiss franc assets	-	446,662	-	446,662
Hard asset securities	888,303	-	-	888,303
Large capitalization growth stocks	776,899	-	-	776,899
Money market fund	600,811	-	-	600,811
Total investments, at value	$ 3,991,932	$ 446,662	$ -	$ 4,438,594

There were no securities that transferred from level 1 at December 31, 2015 to level 2 at March 31, 2016  for any of the Funds.

Cost for Federal Income Tax Purposes
The aggregate cost of investments for tax purposes will depend upon each Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. As of March 31, 2016, for federal income tax purposes, subject to changes, the aggregate cost, gross unrealized appreciation (depreciation), and net unrealized appreciation (depreciation) of investments are summarized as follows:

	Federal Income	Gross Unrealized		Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)
Midas Fund	$ 34,279,634	$ 817,246	$ (20,119,982)	$ (19,302,736)
Midas Magic	$ 11,111,810	$ 5,063,350	$ (432,942)	$ 4,630,408
Midas Perpetual Portfolio	$ 4,635,671	$ 282,732	$ (479,809)	$ (197,077)

Illiquid and Restricted Securities
Midas Fund owns securities categorized in level 2 which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of March 31, 2016 were as follows:

	Acquisition Date	Cost	Value
Ivanhoe Mines Ltd. Class A	4/30/97	$ 0	$ 120,957
Percent of net assets		0.0%	0.8%

Portfolio Concentration
Each Fund operates as a "non-diversified" investment company, which means that the portion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Act and the amount of the outstanding voting securities of a particular issuer held by a Fund is not limited. Each Fund, however, currently intends to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the IRC, which currently requires that, at the end of each quarter of the taxable year, with respect to 50% of a Fund's total assets, the Fund limits to 5% the portion of its total assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of a Fund's portfolio, although no single investment can exceed 25% of a Fund's total assets at the time of purchase. A more concentrated portfolio may cause a Fund's net asset value to be more volatile and thus may subject shareholders to more risk.

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments, which could adversely affect the value of such securities. Moreover, securities of foreign issuers and traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Series Trust

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 24, 2016

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 24, 2016

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)